Balance Sheet Information	3 Months Ended
Mar. 31, 2014
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Information

Note 4: Balance Sheet Information

Balance sheet information is as follows:

	March 31, 2014	December 31, 2013
Property and equipment, net:
Office equipment/computer	$113,769	$113,769
Prototype vehicles	615,945	615,945
Equipment and tools	332,686	274,966
	1,062,400	1,004,680
Less: Accumulated depreciation	(294,477)	(225,447)
	$767,923	$779,233

	March 31, 2014	December 31, 2013
Intangible assets, net:
Intangible assets	$3,474,719	$3,474,719
Less: Accumulated amortization	(319,904)	(240,364)
	$3,154,815	$3,234,355

	March 31, 2014	December 31, 2013
Accrued liabilities:
Accrued expenses	$311,561	$282,886
Accrued interest	192,617	206,169
	$504,178	$489,055